Assets held for sale (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	€ 738	€ 5,998	€ 6,862
Impairment charge of building	796
Japan Building [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment charge of building	796
Japan Land [Member]
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	461
The Netherlands [Member]
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	277	277	277
Impairment charge of building	0
Carrying value	€ 277